Other Accounts Receivable And Prepaid Expenses	12 Months Ended
Dec. 31, 2011
Other Accounts Receivable And Prepaid Expenses [Abstract]
Other Accounts Receivable And Prepaid Expenses
NOTE 4      -   OTHER ACCOUNTS RECEIVABLE AND PREPAID EXPENSES

	December 31,
	2 0 1 1	2 0 1 0

Prepaid expenses	$312	$257
Deferred tax asset	50	917
Derivative instruments	-	154
Government institutions	704	516
Other	198	240
	$1,264	$2,084